Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

Note 6 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2021 and December 31, 2020 inventories consisted of the following:

	December 31,	December 31,
	2021	2020
Finished goods	$22,433,140	$-

No inventory write-down was recorded for the years ended 2021, 2020 and 2019.